Property, Plant and Equipment - (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Property, Plant and Equipment:
Tax incentive in relating to investments	€ 93,000
Accumulated depreciation
Property, Plant and Equipment:
Depreciation charge	336,000	€ 271,000
Construction and laboratory equipment | Gross Carrying Amount [Member]
Property, Plant and Equipment:
Total acquisition	€ 448,000	€ 700,000